FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
16.   FINANCIAL INSTRUMENTS

Interest rate risk management
In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates. The Company does not hold or issue instruments for speculative or trading purposes. As at December 31, 2011, the Company is not party to any interest rate swaps to hedge interest rate exposure.

Foreign currency risk
The majority of the Company's transactions, assets and liabilities are denominated in United States dollars, the functional currency of the Company. There is no significant risk that currency fluctuations will have a negative effect of the value of the Company's cash flows.

Fair values
The carrying value and estimated fair value of the Company's financial instruments at December 31, 2011 and 2010 are as follows:

	2011	2011	2010	2010
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Cash and cash equivalents	46,848	46,848	56,771	56,771
Restricted cash	15,000	15,000	15,000	15,000
Floating rate debt	153,740	153,740	157,340	157,340

The carrying value of cash and cash equivalents, and restricted cash, is a reasonable estimate of fair value.

The estimated fair value for floating rate long-term debt is considered to be equal to the carrying value since it bears variable interest rates, which are reset on a quarterly basis.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Skandinaviska Enskilda Banken, The Royal Bank of Scotland plc, DnB and Nordea Bank Norge ASA. The Company does not require collateral or other security to support financial instruments subject to credit risk.